Investments- Summary of Investments (Parenthetical) (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Short-term investments	$ 2,095,150,895	$ 4,415,951,166	$ 1,049,224,436
In US Dollars [member]
Disclosure of detailed information about investment property [line items]
Short-term investments	955,262,795	1,488,201,667
In US Dollars [member] | Mutual funds [member]
Disclosure of detailed information about investment property [line items]
Short-term investments	$ 955,262,795	$ 1,488,201,667
Accrued interest annual nominal rate	2.30%	1.80%
In Argentina Pesos [member]
Disclosure of detailed information about investment property [line items]
Short-term investments	$ 1,139,888,100	$ 2,927,749,499
Accrued interest annual nominal rate	54.00%	27.00%
In Argentina Pesos [member] | Mutual funds [member]
Disclosure of detailed information about investment property [line items]
Short-term investments	$ 297,761,281	$ 1,072,737,762
In Argentina Pesos [member] | Fixed term deposits [member]
Disclosure of detailed information about investment property [line items]
Short-term investments	$ 842,126,819
In Argentina Pesos [member] | Bonds [member]
Disclosure of detailed information about investment property [line items]
Short-term investments		$ 1,855,011,737